Tax from continuing operations (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Income taxes paid (refund) [abstract]
Tax on exceptional items and remeasurements	£ 208	£ 112
Average effective tax rate	25.20%	16.40%	22.50%